Main Page (1)
TYPE 13F-HR
PERIOD 12/31/03
FILER
CIK 0000884314
CCC qgrydf#9
SUBMISSION-CONTACT
NAME Michele Schmitigal
PHONE 248-646-4000
The text of the document to be attached on the Documents Page includes the following information in an ASCII text file:
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:  R.H. Bluestein & Company
Address:  260 East Brown Street, Suite 100
Birmingham, MI 48009
13-F File Number:  28-3073
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Robert H. Bluestein
Title:  President
Phone:  248-646-4000
Signature, Place, and Date of Signing:
Robert H. Bluestein   Birmingham, Michigan   February 13, 2004
Report Type (Check only one.):
[x]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  81
Form 13F Information Table Value Total:  $1,163,057
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101    37330   439020 SH       SOLE                   411035             27985
Advent Software                COM              007974108     2759   158280 SH       SOLE                   148720              9560
Alcoa Inc                      COM              013817101    27631   727140 SH       SOLE                   691265             35875
Alcon Inc                      COM              H01301102      760    12550 SH       SOLE                    12250               300
AmSouth Bancorp                COM              032165102    10486   428000 SH       SOLE                   399175             28825
Amer Int'l Group               COM              026874107      248     3745 SH       SOLE                      295              3450
American Express Co            COM              025816109    26130   541780 SH       SOLE                   511220             30560
Amgen                          COM              031162100    37572   608060 SH       SOLE                   573930             34130
Apache Corp                    COM              037411105    28166   347295 SH       SOLE                   327880             19415
Applied Materials Inc          COM              038222105    15974   711850 SH       SOLE                   635350             76500
AstraZeneca Plc                COM              046353108      348     7200 SH       SOLE                     7200
Automatic Data Proc            COM              053015103    22676   572475 SH       SOLE                   539365             33110
Avon Products                  COM              054303102    24641   365105 SH       SOLE                   341180             23925
BHP Billiton Ltd ADR           COM              088606108      999    54700 SH       SOLE                    54700
Boeing Co                      COM              097023105     2107    50000 SH       SOLE                    50000
Bombardier Inc Cl B            COM              097751200      439   104000 SH       SOLE                   102000              2000
Boston Scientific Corp         COM              101137107    15888   432220 SH       SOLE                   410320             21900
Caterpillar Inc                COM              149123101    28659   345200 SH       SOLE                   321220             23980
Check Point Software           COM              M22465104      169    10000 SH       SOLE                    10000
Coca Cola Co                   COM              191216100    15195   299403 SH       SOLE                   281378             18025
Costco Wholesale               COM              22160K105    12766   343350 SH       SOLE                   324245             19105
Cuno Incorporated              COM              126583103     4492    99755 SH       SOLE                    99755
Dell Inc                       COM              24702R101    10487   308630 SH       SOLE                   288905             19725
EMC Corp                       COM              268648102      336    26000 SH       SOLE                    25000              1000
Ebay Inc                       COM              278642103     6461    99995 SH       SOLE                    96050              3945
Ecolab Inc                     COM              278865100    10887   397765 SH       SOLE                   381230             16535
Eli Lilly & Co                 COM              532457108      731    10400 SH       SOLE                    10400
Emmis Comm Cl A                COM              291525103     2600    96100 SH       SOLE                    95600               500
Exxon Mobil Corp               COM              30231G102    30886   753326 SH       SOLE                   709476             43850
Fedex Corporation              COM              31428X106    20464   303165 SH       SOLE                   280060             23105
Ford Motor Company             COM              345370860    21443  1340170 SH       SOLE                  1216970            123200
Forest Labs                    COM              345838106     8266   133750 SH       SOLE                   133100               650
Genaera Corp                   COM              36867G100       55    16900 SH       SOLE                    16900
General Dynamics               COM              369550108    22356   247325 SH       SOLE                   230760             16565
General Electric Co            COM              369604103    33354  1076620 SH       SOLE                  1011275             65345
Gilead Sciences Inc            COM              375558103      653    11200 SH       SOLE                    11000               200
Gillette Co                    COM              375766102    26152   712014 SH       SOLE                   662989             49025
HSBC Holdings PLC              COM              404280406    36526   463409 SH       SOLE                   435448             27961
Hershey Foods Corp             COM              427866108    22535   292705 SH       SOLE                   275685             17020
Honeywell Int'l                COM              438516106    33016   987620 SH       SOLE                   918545             69075
IBM                            COM              459200101    40916   441473 SH       SOLE                   414598             26875
Intel Corp                     COM              458140100    33779  1053950 SH       SOLE                   969200             84750
Johnson & Johnson              COM              478160104    23879   462230 SH       SOLE                   431380             30850
Kellogg Company                COM              487836108    26883   705960 SH       SOLE                   666020             39940
Kennametal Inc                 COM              489170100     6566   165170 SH       SOLE                   156075              9095
Lear Corporation               COM              521865105    13916   226905 SH       SOLE                   214495             12410
Liberty Media Cl A             COM              530718105      357    30000 SH       SOLE                    30000
Lockheed Martin Corp           COM              539830109    10695   208065 SH       SOLE                   188200             19865
McGraw-Hill                    COM              580645109    17130   244990 SH       SOLE                   233630             11360
Medtronic Inc                  COM              585055106    32038   659091 SH       SOLE                   605886             53205
Microsoft Corp                 COM              594918104    22209   811425 SH       SOLE                   757050             54375
Murphy Oil Corp                COM              626717102     3769    57715 SH       SOLE                    57715
News Corp Ltd ADR              COM              652487703      370    10250 SH       SOLE                    10250
Oshkosh Truck Corp             COM              688239201    27195   532925 SH       SOLE                   504575             28350
Panera Bread Co Cl A           COM              69840W108      206     5200 SH       SOLE                     5200
Pepsico Inc                    COM              713448108     4775   102415 SH       SOLE                    87500             14915
Pfizer Inc                     COM              717081103    41088  1162985 SH       SOLE                  1098220             64765
Philadelphia Suburban          COM              718009608     2638   119375 SH       SOLE                   118375              1000
Praxair Inc                    COM              74005P104    13018   340785 SH       SOLE                   323430             17355
Procter & Gamble Co            COM              742718109    34445   344860 SH       SOLE                   325385             19475
Prudential Financial Inc       COM              744320102      209     5000 SH       SOLE                     5000
Quinton Cardiology             COM              748773108      181    22500 SH       SOLE                    22500
S&P 500 Dep Receipt            COM              78462F103      561     5040 SH       SOLE                     5040
Saks Inc                       COM              79377W108     1534   102000 SH       SOLE                   102000
Schering-Plough                COM              806605101      259    14900 SH       SOLE                    14500               400
Schlumberger Ltd               COM              806857108    19764   361190 SH       SOLE                   336655             24535
Siemens Ag                     COM              826197501     1679    21000 SH       SOLE                    21000
Sony Corp ADR                  COM              835699307      347    10000 SH       SOLE                    10000
Southwest Airlines             COM              844741108      412    25500 SH       SOLE                    25500
St Jude Medical                COM              790849103    23304   379855 SH       SOLE                   355330             24525
Starbucks Corp                 COM              855244109    14060   424015 SH       SOLE                   399475             24540
Teva Pharm Ind ADR             COM              881624209    17450   307700 SH       SOLE                   287515             20185
Texas Instruments              COM              882508104    15634   532130 SH       SOLE                   442755             89375
Tiffany & Co                   COM              886547108      486    10750 SH       SOLE                    10750
Tyco International Ltd         COM              902124106      265    10000 SH       SOLE                    10000
United Technologies            COM              913017109    24477   258280 SH       SOLE                   243875             14405
Verizon Comm                   COM              92343V104    22635   645245 SH       SOLE                   610575             34670
Wal Mart Stores Inc            COM              931142103    20254   381795 SH       SOLE                   359995             21800
Whole Foods Inc                COM              966837106     6484    96595 SH       SOLE                    88190              8405
Williams-Sonoma Inc            COM              969904101    13420   385975 SH       SOLE                   361440             24535
Zimmer Holdings Inc            COM              98956P102    21131   300155 SH       SOLE                   281305             18850